Financial assets, Summary (Details) - AUD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Financial assets [Abstract]
Restricted cash	[1]	$ 50,000	$ 0
Financial assets		56,093	12,260
Mauna Kea Technologies [Member]
Financial assets [Abstract]
Financial assets		3,397	9,497
Atonco SAS [Member]
Financial assets [Abstract]
Financial assets		2,696	0
QSAM Biosciences [Member]
Financial assets [Abstract]
Financial assets	[2]	$ 0	$ 2,763

[1]	The Group has paid a cash security deposit as part of the working capital facility agreement with HSBC Bank Australia Limited, the deposit is for a term longer than 90 days and as such it has been excluded from cash and cash equivalents (refer to note 23.2 for further details of this facility)
[2]	This investment was reclassified to intangible assets on completion of the QSAM asset acquisition, refer to note 21.3 for further details.